SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,461	0
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 12.30